Cash - Schedule of Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash - Schedule of Cash (Details) [Line Items]
Cash for immediate withdrawal	$ 252	$ 2,076	$ 2,081	$ 3,574	$ 6,875	$ 1,946
USD [Member]
Cash - Schedule of Cash (Details) [Line Items]
Cash for immediate withdrawal		1,866		3,443
NIS [Member]
Cash - Schedule of Cash (Details) [Line Items]
Cash for immediate withdrawal		$ 210		$ 131